INCOME TAXES, Tax Net Operating Loss Carryforwards and Tax Credit Carryforwards (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax Credit Carryforward [Abstract]
Unrecognized tax benefits	$ 0	$ 0
Prepaid Expenses and Other Current Assets [Member]
Tax Credit Carryforward [Abstract]
Research and development tax credit receivables	872	550
Research and Development Expenses [Member]
Tax Credit Carryforward [Abstract]
Net benefit from exchange of research and development tax credit carryforwards	$ 872	$ 182	$ 368
Connecticut [Member]
Tax Credit Carryforward [Abstract]
Percentage of research and development tax credit carryforwards exchanged for cash	65.00%
Research and Development [Member] | Federal [Member]
Tax Credit Carryforward [Abstract]
Tax credit carryforward	$ 8,211
Research and Development [Member] | Federal [Member] | Minimum [Member]
Tax Credit Carryforward [Abstract]
Expiration date	Dec. 31, 2033
Research and Development [Member] | Connecticut [Member]
Tax Credit Carryforward [Abstract]
Tax credit carryforward	$ 2,477
Other Credits [Member] | Connecticut [Member]
Tax Credit Carryforward [Abstract]
Tax credit carryforward	$ 53
Other Credits [Member] | Connecticut [Member] | Minimum [Member]
Tax Credit Carryforward [Abstract]
Expiration date	Dec. 31, 2022
Federal [Member] | Pre-2018 [Member]
Operating Loss Carryforwards [Abstract]
Tax net operating loss carryforward	$ 65,494
Federal [Member] | Pre-2018 [Member] | Minimum [Member]
Operating Loss Carryforwards [Abstract]
Expiration date	Dec. 31, 2033
Federal [Member] | Post -2017 [Member]
Operating Loss Carryforwards [Abstract]
Tax net operating loss carryforward	$ 171,615
State [Member]
Operating Loss Carryforwards [Abstract]
Tax net operating loss carryforward	$ 239,013
State [Member] | Minimum [Member]
Operating Loss Carryforwards [Abstract]
Expiration date	Dec. 31, 2033